Exhibit 99.1

SLC Student Loan Trust 2010-01 Quarterly Servicing Report
Distribution Date	11/25/2015
Collection Period	08/01/2015 - 10/31/2015

I. Deal Parameters

A	Student Loan Portfolio Characteristics			07/31/2015	10/31/2015
	Principal Balance			$471,697,737.36	$460,990,987.76
	Interest to be Capitalized Balance			3,374,880.89	3,164,390.48
	Pool Balance			$475,072,618.25	$464,155,378.24
	Capitalized Interest Account Balance			$11,000,000.00	$11,000,000.00
	Specified Reserve Account Balance			1,200,450.00	1,200,450.00

	Adjusted Pool (1)			$487,273,068.25	$476,355,828.24
	Weighted Average Coupon (WAC)			5.59%	5.60%
	Weighted Average Remaining Term			173.19	171.31
	Number of Loans			48,903	47,431
	Number of Borrowers			22,342	21,662
	Aggregate Outstanding Principal Balance - Tbill			$17,927,177.99	$17,103,539.27
	Aggregate Outstanding Principal Balance - LIBOR			$457,145,440.26	$447,051,838.97
	Pool Factor			0.593382031	0.579746023
	Since Issued Constant Prepayment Rate			3.99%	3.82%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	08/25/2015		11/25/2015
	A	78444WAA7	$402,389,914.90		$389,070,323.43

C	Account Balances		08/25/2015		11/25/2015
	Reserve Account Balance		$1,200,450.00		$1,200,450.00
	Capitalized Interest Account Balance		$11,000,000.00		$11,000,000.00

D	Asset / Liability		08/25/2015		11/25/2015
	Adjusted Pool Balance		$487,273,068.25		$476,355,828.24
	Total Notes		$402,389,914.90		$389,070,323.43
	Difference		$84,883,153.35		$87,285,504.81
	Parity Ratio		1.21095		1.22434

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2015 - 10/31/2015, Distribution Date 11/25/2015

II. Trust Activity 08/01/2015 through		10/31/2015

A	Student Loan Principal Receipts
	Borrower Principal	4,043,492.89
	Guarantor Principal	3,601,083.77
	Consolidation Activity Principal	6,336,521.35
	Seller Principal Reimbursement	(150.63)
	Servicer Principal Reimbursement	746.02
	Rejected Claim Repurchased Principal	533.85
	Other Principal Deposits	-

	Total Principal Receipts	$13,982,227.25

B	Student Loan Interest Receipts
	Borrower Interest	2,132,948.55
	Guarantor Interest	148,777.31
	Consolidation Activity Interest	94,745.78
	Special Allowance Payments	25,639.64
	Interest Subsidy Payments	628,202.87
	Seller Interest Reimbursement	12.63
	Servicer Interest Reimbursement	5,521.90
	Rejected Claim Repurchased Interest	44.87
	Other Interest Deposits	75,775.93

	Total Interest Receipts	$3,111,669.48

C	Reserves in Excess of Requirement	$-

D	Investment Income	$1,272.09

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	0.00

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(144,459.25)
	Consolidation Loan Rebate Fees to Dept. of Education	$(858,522.68)
	Floor Income Rebate Fees to Dept. of Education	$(1,443,286.53)

M	AVAILABLE FUNDS	$14,648,900.36

N	Non-Cash Principal Activity During Collection Period	$(3,275,477.65)

O	Non-Reimbursable Losses During Collection Period	$61,478.98

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$578.72

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2015 - 10/31/2015, Distribution Date 11/25/2015

III. 2010-01	Portfolio Characteristics

	10/31/2015				07/31/2015
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	4.22%	309	$1,686,184.40	0.366%	4.34%	373	$1,993,762.43	0.423%
GRACE	4.47%	165	$809,621.07	0.176%	4.51%	118	$611,267.02	0.130%
DEFERMENT	5.62%	5,989	$51,384,855.48	11.147%	5.58%	6,503	$55,989,015.22	11.870%
REPAYMENT: CURRENT	5.44%	27,409	$269,444,628.52	58.449%	5.41%	27,265	$265,624,715.34	56.312%
31-60 DAYS DELINQUENT	6.04%	1,905	$18,411,800.00	3.994%	5.91%	1,968	$18,925,940.49	4.012%
61-90 DAYS DELINQUENT	5.57%	1,258	$10,056,098.01	2.181%	5.55%	1,192	$9,798,052.93	2.077%
91-120 DAYS DELINQUENT	6.00%	789	$6,163,593.21	1.337%	5.84%	1,018	$8,144,230.61	1.727%
> 120 DAYS DELINQUENT	5.83%	2,375	$18,954,674.12	4.112%	5.95%	2,580	$20,212,765.41	4.285%
FORBEARANCE	5.99%	6,785	$80,442,160.94	17.450%	6.02%	7,479	$87,626,297.06	18.577%
CLAIMS IN PROCESS	6.04%	439	$3,559,258.22	0.772%	5.46%	404	$2,761,051.27	0.585%
AGED CLAIMS REJECTED	4.25%	8	$78,113.79	0.017%	6.37%	3	$10,639.58	0.002%

TOTAL		47,431	$460,990,987.76	100.00%		48,903	$471,697,737.36	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2015 - 10/31/2015, Distribution Date 11/25/2015

IV. 2010-01 Portfolio Characteristics (cont’d)
	10/31/2015	07/31/2015
Pool Balance	$464,155,378.24	$475,072,618.25
Outstanding Borrower Accrued Interest	$7,810,997.37	$7,715,437.27
Borrower Accrued Interest to be Capitalized	$3,164,390.48	$3,374,880.89
Total # Loans	47,431	48,903
Total # Borrowers	21,662	22,342
Weighted Average Coupon	5.60%	5.59%
Weighted Average Remaining Term	171.31	173.19
Non-Reimbursable Losses	$61,478.98	$95,941.66
Cumulative Non-Reimbursable Losses	$4,126,890.26	$4,065,411.28
Since Issued Constant Prepayment Rate (CPR)	3.82%	3.99%
Loan Substitutions	$-	$-
Rejected Claim Repurchases	$578.72	$25,334.42
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Interest Shortfall	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$3,354,566.25	$3,591,950.02
Borrower Interest Accrued	$5,793,691.24	$5,939,898.91
Interest Subsidy Payments Accrued	$630,814.78	$631,634.95
Special Allowance Payments Accrued	$45,462.69	$41,726.05

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2015 - 10/31/2015, Distribution Date 11/25/2015

V. 2010-01 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.73%	17,496	$57,730,375.11	12.523%
- GSL - Unsubsidized	5.26%	13,089	71,393,861.13	15.487%
- PLUS (2) Loans	8.21%	612	8,083,875.48	1.754%
- SLS (3) Loans	3.54%	430	3,665,353.99	0.795%
- Consolidation Loans	5.80%	15,804	320,117,522.05	69.441%

Total	5.60%	47,431	$460,990,987.76	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- Four Year	5.12%	26,159	$123,980,452.17	26.894%
- Two Year	5.38%	4,682	14,257,098.24	3.093%
- Technical	6.23%	781	2,622,139.97	0.569%
- Other	5.80%	15,809	320,131,297.38	69.444%

Total	5.60%	47,431	$460,990,987.76	100.000%

*Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2015 - 10/31/2015, Distribution Date 11/25/2015

VI. 2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$14,648,900.36

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$20,000.00	$14,628,900.36

B	Primary Servicing Fee	$71,097.00	$14,557,803.36

C	Class A Noteholders’ Interest Distribution Amount	$1,238,211.89	$13,319,591.47

D	Class A Noteholders’ Principal Distribution Amount	$-	$13,319,591.47

E	Reserve Account Reinstatement	$-	$13,319,591.47

F	Additional Principal Distribution Amount	$13,319,591.47	$-

G	Carryover Servicing Fee	$-	$-

H	Unpaid Expenses of The Trustees + Irish Exchange	$-	$-

I	Excess Distribution Certificateholder	$-	$-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2015 - 10/31/2015, Distribution Date 11/25/2015

VII. 2010-01 Distributions
Distribution Amounts
A

Cusip/Isin	78444WAA7
Beginning Balance	$402,389,914.90
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	8/25/2015
Accrual Period End	11/25/2015
Daycount Fraction	0.25555556
Interest Rate*	1.20410%
Accrued Interest Factor	0.003077144
Current Interest Due	$1,238,211.89
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$1,238,211.89
Interest Paid	$1,238,211.89
Interest Shortfall	$-
Principal Paid	$13,319,591.47
Ending Principal Balance	$389,070,323.43
Paydown Factor	0.015578470
Ending Balance Factor	0.455053010

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2015 - 10/31/2015, Distribution Date 11/25/2015

VIII. 2010-01 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$402,389,914.90
	Adjusted Pool Balance	$476,355,828.24
	Overcollateralization Amount	$33,344,907.98
	Principal Distribution Amount	$-
	Principal Distribution Amount Paid	$13,319,591.47
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,200,450.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,200,450.00
	Required Reserve Acct Balance	$1,200,450.00
	Release to Collection Account	$-
	Ending Reserve Account Balance	$1,200,450.00
C	Capitalized Interest Account
	Beginning Period Balance	$11,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$11,000,000.00

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2015 - 10/31/2015, Distribution Date 11/25/2015